Saving Accounts and Time Deposits	12 Months Ended
Dec. 31, 2018
Saving Accounts and Time Deposits
Saving Accounts and Time Deposits

21.  Saving Accounts and Time Deposits:

As of December 31, 2017 and 2018, saving accounts and time deposits are detailed as follows:

	2017	2018
	MCh$	MCh$
Time deposits	9,743,968	10,343,922
Term savings accounts	214,120	224,303
Other term balances payable	109,690	87,949
Total	10,067,778	10,656,174